14. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of movement in intangible assets
	Balance for Dec/18	Additions/ Amortization	Transfers	Other Changes (g)	Balance for Dec/19

Total cost of intangible assets, gross	29,366,779	961,213	-	(98,633)	30,229,359
Right to use software	17,142,641	-	1,041,741	-	18,184,382
Authorizations	7,638,970	26,968	2,255,625	(109,770)	9,811,793
Goodwill	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas	198,202	-	-	(28,874)	169,328
Other assets	307,654	-	19,708	-	327,362
Intangible assets under development	2,552,093	934,245	(3,317,074)	40,011	209,275

Accumulated amortization	(18,684,775)	(1,876,258)	-	-	(20,561,033)
Right to use software	(13,681,086)	(1,412,080)	-	-	(15,093,166)
Authorizations	(4,845,642)	(432,771)	-	-	(5,278,413)
Right to use infrastructure - LT Amazonas	(52,441)	(7,763)	-	-	(60,204)
Other assets	(105,606)	(23,644)	-	-	(129,250)

Total intangible assets, net	10,682,004	(915,045)	-	(98,633)	9,668,326
Right to use software (c)	3,461,555	(1,412,080)	1,041,741	-	3,091,216
Authorizations	2,793,328	(405,803)	2,255,625	(109,770)	4,533,380
Goodwill (d)	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas (e)	145,761	(7,763)	-	(28,874)	109,124
Other assets	202,048	(23,644)	19,708	-	198,112
Intangible assets under development (f)	2,552,093	934,245	(3,317,074)	40,011	209,275

	Balance Dec/17	Additions/ Amortization	Transfers	Disposals	Capitalized interest	Balance for Dec/18

Total cost of intangible assets, gross	28,549,552	1,139,993	(479,811)	(1,270)	158,315	29,366,779
Right to use software	15,957,808	-	1,186,103	(1,270)	-	17,142,641
Authorizations	6,391,394	94,148	1,153,428	-	-	7,638,970
Goodwill	1,527,219	-	-	-	-	1,527,219
Costs with commissions to deferred sales representatives	384,455	-	(384,455)	-	-	-
List of clients	95,200	-	(95,200)	-	-	-
Right to use infrastructure - LT Amazonas	198,202	-	-	-	-	198,202
Other assets	270,687	-	36,967	-	-	307,654
Intangible assets under development	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

Accumulated amortization	(17,237,025)	(1,799,914)	350,894	1,270	-	(18,684,775)
Right to use software	(12,265,391)	(1,416,965)	-	1,270	-	(13,681,086)
Authorizations	(4,497,758)	(347,884)	-	-	-	(4,845,642)
Costs with commissions to deferred sales representatives	(255,694)	-	255,694	-	-	-
List of clients	(95,200)		95,200	-	-	-
Right to use infrastructure - LT Amazonas	(42,531)	(9,910)	-	-	-	(52,441)
Other assets	(80,451)	(25,155)	-	-	-	(105,606)

Total intangible assets, net	11,312,527	(659,921)	(128,917)	-	158,315	10,682,004
Right to use software (c)	3,692,417	(1,416,965)	1,186,103	-	-	3,461,555
Authorizations	1,893,636	(253,736)	1,153,428	-	-	2,793,328
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Costs with commissions to deferred sales representatives (Note 11.3)	128,761	-	(128,761)	-	-	-
Right to use infrastructure - LT Amazonas (e)	155,671	(9,910)	-	-	-	145,761
Other assets	190,236	(25,155)	36,967	-	-	202,048
Intangible assets under development (f)	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

Schedule of amortization rates
Annual rate %

Right to use software	20
Authorizations	5 to 50
Right to use infrastructure	5
Other assets	7 to 10